Consideration Paid, Amounts of Assets Acquired and Liabilities Assumed, as well as Fair Value of Noncontrolling Interests in Shinko at Acquisition Date (Detail) (Shinko Securities Company Limited, JPY ¥)
In Millions, unless otherwise specified
	1 Months Ended	12 Months Ended
	May 07, 2009	Mar. 31, 2010
Consideration
Equity instruments (3,451,755 common shares of MHSC)	¥ 58,600
Fair value of total consideration transferred	58,600
Fair value of MHFG's equity interests in Shinko held before the business combination	49,265
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination, Total	107,865
Premises and equipment	57,004
Intangible assets	73,949 [1]
Deferred tax liabilities	25,633
Total identifiable net assets	293,493
Noncontrolling interests in Shinko	79,318
Gain on the bargain purchase	106,310	106,310
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination, Total	107,865
Cash and due from banks
Consideration
Recognized amounts of identifiable assets acquired	118,725
Interest-bearing deposits in other banks
Consideration
Recognized amounts of identifiable assets acquired	32,344
Receivables under securities borrowing transactions
Consideration
Recognized amounts of identifiable assets acquired	831,839
Trading account assets
Consideration
Recognized amounts of identifiable assets acquired	1,008,004
Investments
Consideration
Recognized amounts of identifiable assets acquired	98,937
Loans
Consideration
Recognized amounts of identifiable assets acquired	14,248
Accrued income
Consideration
Recognized amounts of identifiable assets acquired	7,462
Other assets
Consideration
Recognized amounts of identifiable assets acquired	76,734
Call money and funds purchased
Consideration
Recognized amounts of identifiable liabilities assumed	41,000
Payables under repurchase agreements
Consideration
Recognized amounts of identifiable liabilities assumed	27,111
Payables under securities lending transactions
Consideration
Recognized amounts of identifiable liabilities assumed	745,131
Other short-term borrowings
Consideration
Recognized amounts of identifiable liabilities assumed	357,813
Trading account liabilities
Consideration
Recognized amounts of identifiable liabilities assumed	671,841
Income taxes payable
Consideration
Recognized amounts of identifiable liabilities assumed	490
Accrued expenses
Consideration
Recognized amounts of identifiable liabilities assumed	5,777
Long-term debt
Consideration
Recognized amounts of identifiable liabilities assumed	75,795
Other liabilities
Consideration
Recognized amounts of identifiable liabilities assumed	¥ 75,162

[1]	Amounts represent customer relationships subject to amortization, of which the weighted-average amortization period is 16 years.